Segment Reconciliation to Consolidated Financial Statements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditure, Accrual		$ 833	$ 1,116	$ 987
Capital Expenditures Incurred but Not yet Paid	[1]	148	374	(228)
Depreciation and amortization		1,373	1,402	1,539
Total Assets		70,904	69,349	187,855
Assets held for sale		810	0	0
Disposal Group, Including Discontinued Operation, Assets		20,659	21,278	132,901
Continuing Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total Assets		49,435	48,071	54,954
Agriculture Division [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditure, Accrual			252	614
Depreciation and Amortization, Discontinued Operations			385	913
Materials Science Division [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditure, Accrual			426	2,055
Depreciation and Amortization, Discontinued Operations			744	2,835
N&B [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditure, Accrual		213	304	409
Depreciation and Amortization, Discontinued Operations		1,721	664	631
Total Company [Domain]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Productive Assets		1,194	2,472	3,837
Depreciation and amortization		$ 3,094	$ 3,195	$ 5,918

[1]	Reflects the incremental cash spent or unpaid on capital expenditures; total capital expenditures are presented on a cash basis.